DANA LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2021 (Unaudited)

COMMON STOCKS — 98.61%	Shares	Fair Value

Communications — 10.69%
Activision Blizzard, Inc.	18,400	$ 1,674,400
Alphabet, Inc., Class A(a)	2,000	3,654,720
AT&T, Inc.	1,000	28,630
Comcast Corp., Class A	36,000	1,784,520
Facebook, Inc., Class A(a)	7,800	2,014,974
T-Mobile US, Inc.(a)	15,600	1,966,848
Verizon Communications, Inc.	35,000	1,916,250
		13,040,342
Consumer Discretionary — 13.02%
Amazon.com, Inc.(a)	1,280	4,103,936
AutoZone, Inc.(a)	1,200	1,342,044
Best Buy Co., Inc.	19,400	2,111,108
BorgWarner, Inc.	50,000	2,099,500
D.R. Horton, Inc.	30,000	2,304,000
Fortune Brands Home & Security, Inc.	21,000	1,811,250
Home Depot, Inc. (The)	7,800	2,112,396
		15,884,234
Consumer Staples — 7.48%
Keurig Dr Pepper, Inc.	1,000	31,800
Kimberly-Clark Corp.	15,200	2,007,920
Mondelez International, Inc., Class A	37,000	2,051,280
PepsiCo, Inc.	10,000	1,365,700
Target Corp.	8,600	1,558,062
Walmart, Inc.	15,000	2,107,350
		9,122,112
Energy — 2.38%
Chevron Corp.	500	42,600
ConocoPhillips	28,000	1,120,840
Exxon Mobil Corp.	1,000	44,840
Pioneer Natural Resources Co.	14,000	1,692,600
		2,900,880
Financials — 9.83%
American Express Co.	4,000	465,040
Bank of America Corp.	80,000	2,372,000
Bank of New York Mellon Corp. (The)	55,000	2,190,650
Discover Financial Services	26,000	2,172,040
JPMorgan Chase & Co.	19,000	2,444,730
Morgan Stanley	35,000	2,346,750
		11,991,210

See accompanying notes which are an integral part of these schedules of investments.

Health Care — 13.82%
Abbott Laboratories	20,000	2,471,800
AbbVie, Inc.	5,000	512,400
Amgen, Inc.	6,000	1,448,580
Bristol-Myers Squibb Co.	20,000	1,228,600
Horizon Therapeutics PLC(a)	26,000	1,884,480
Merck & Co., Inc.	27,000	2,080,890
STERIS PLC	12,000	2,245,320
Thermo Fisher Scientific, Inc.	5,200	2,650,440
UnitedHealth Group, Inc.	7,000	2,335,060
		16,857,570
Industrials — 6.61%
Boeing Co. (The)	200	38,838
Delta Air Lines, Inc.	1,000	37,960
Dover Corp.	16,000	1,863,840
Lockheed Martin Corp.	4,800	1,544,736
Norfolk Southern Corp.	8,800	2,082,256
Parker-Hannifin Corp.	8,600	2,275,646
Southwest Airlines Co.(a)	5,000	219,700
		8,062,976
Materials — 2.60%
Avery Dennison Corp.	10,000	1,508,700
Packaging Corp. of America	12,400	1,667,304
		3,176,004
Real Estate — 2.60%
Alexandria Real Estate Equities, Inc.	4,800	802,128
American Tower Corp., Class A	5,000	1,136,800
Prologis, Inc.	12,000	1,238,400
		3,177,328
Technology — 26.75%
Adobe Systems, Inc.(a)	4,800	2,202,096
Apple, Inc.	37,000	4,882,520
Cadence Design Systems, Inc.(a)	17,800	2,320,942
CDW Corp.	17,000	2,238,220
Cisco Systems, Inc.	1,000	44,580
Intel Corp.	700	38,857
Lam Research Corp.	4,700	2,274,565
Leidos Holdings, Inc.	1,000	106,060
MasterCard, Inc., Class A	5,000	1,581,450
Microchip Technology, Inc.	17,800	2,422,758
Microsoft Corp.	17,400	4,036,104
PayPal Holdings, Inc.(a)	8,600	2,015,066
Qorvo, Inc.(a)	14,600	2,494,848
Texas Instruments, Inc.	11,000	1,822,590
Visa, Inc., Class A	8,000	1,546,000

See accompanying notes which are an integral part of these schedules of investments.

Zebra Technologies Corp., Class A(a)	6,700	2,598,461
		32,625,117
Utilities — 2.83%
Eversource Energy	18,200	1,592,500
NextEra Energy, Inc.	23,000	1,860,010
		3,452,510
Total Common Stocks (Cost $85,197,242)		120,290,283

MONEY MARKET FUNDS - 1.46%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01%(b)	1,779,851	1,779,851

Total Money Market Funds (Cost $1,779,851)		1,779,851

Total Investments — 100.07% (Cost $86,977,093)		122,070,134

Liabilities in Excess of Other Assets — (0.07)%		(83,212)

NET ASSETS — 100.00%		$ 121,986,922

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2021.

See accompanying notes which are an integral part of these schedules of investments.

DANA EPIPHANY ESG SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2021 (Unaudited)

COMMON STOCKS — 98.03%	Shares	Fair Value

Communications — 2.24%
Glu Mobile, Inc.(a)	17,720	$ 156,114
Vonage Holdings Corp.(a)	10,701	133,548
		289,662
Consumer Discretionary — 11.27%
Bloomin' Brands, Inc.(a)	14,166	298,478
Boot Barn Holdings, Inc.(a)	5,647	323,234
Deckers Outdoor Corp.(a)	982	286,724
Group 1 Automotive, Inc.	1,982	272,763
Malibu Boats, Inc., Class A(a)	3,952	277,075
		1,458,274
Consumer Staples — 3.34%
e.l.f. Beauty, Inc.(a)	9,265	201,606
Simply Good Foods Co. (The)(a)	8,063	230,118
		431,724
Energy — 1.02%
Cimarex Energy Co.	3,120	131,602

Financials — 13.60%
Ameris Bancorp	5,625	219,994
Hanover Insurance Group, Inc.	1,649	185,463
Home BancShares, Inc.	10,976	232,691
Investors Bancorp, Inc.	20,106	231,420
Jefferies Financial Group, Inc.	8,413	196,444
Pinnacle Financial Partners, Inc.	3,373	231,152
Primerica, Inc.	1,601	223,035
Western Alliance Bancorp	3,502	238,766
		1,758,965
Health Care — 18.05%
Blueprint Medicines Corp.(a)	1,859	179,858
CONMED Corp.	2,524	282,435
Emergent BioSolutions, Inc.(a)	2,880	307,728
Ensign Group, Inc. (The)	3,383	264,821
Envista Holdings Corp.(a)	7,514	267,048
Horizon Therapeutics PLC(a)	3,632	263,247
Medpace Holdings, Inc.(a)	1,823	242,076
NuVasive, Inc.(a)	4,927	264,777
Sage Therapeutics, Inc.(a)	1,461	117,830
uniQure N.V.(a)	4,138	146,527
		2,336,347

See accompanying notes which are an integral part of these schedules of investments.

Industrials — 16.57%
Atkore, Inc.(a)	5,724	253,917
Cactus, Inc., Class A	5,359	140,406
Colfax Corp.(a)	6,385	237,010
Gibraltar Industries, Inc.(a)	3,256	291,835
MasTec, Inc.(a)	3,685	284,298
Rexnord Corp.	5,803	219,702
SkyWest, Inc.	5,521	215,264
TopBuild Corp.(a)	1,527	305,323
TriNet Group, Inc.(a)	2,642	195,799
		2,143,554
Materials — 5.87%
Advanced Drainage Systems, Inc.	2,922	241,007
Avient Corp.	4,877	187,422
Element Solutions, Inc.	10,459	178,117
W.R. Grace & Co.	2,629	152,535
		759,081
Real Estate — 7.51%
Agree Realty Corp.	3,204	202,493
Global Medical REIT, Inc.	14,311	179,460
Hannon Armstrong Sustainable Infrastructure, Inc.	3,483	206,019
QTS Realty Trust, Inc., Class A	3,036	197,644
STAG Industrial, Inc.	6,224	185,475
		971,091
Technology — 15.89%
Cohu, Inc.	5,285	214,994
DXC Technology Co.	8,059	227,264
Omnicell, Inc.(a)	2,277	268,230
Perficient, Inc.(a)	4,191	228,870
Rapid7, Inc.(a)	2,591	224,951
Sailpoint Technologies Holdings, Inc.(a)	4,362	241,262
Semtech Corporation(a)	2,770	196,532
Ultra Clean Holdings, Inc.(a)	6,412	247,503
Upland Software, Inc.(a)	4,327	206,355
		2,055,961
Utilities — 2.67%
Chesapeake Utilities Corp.	1,687	171,112
Southwest Gas Holdings, Inc.	2,905	174,184
		345,296
Total Common Stocks (Cost $9,669,686)		12,681,557

MONEY MARKET FUNDS - 1.87%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01%(b)	241,413	241,413

Total Money Market Funds (Cost $241,413)	241,413

Total Investments — 99.90% (Cost $9,911,099)	12,922,970

Other Assets in Excess of Liabilities — 0.10%	13,280

NET ASSETS — 100.00%	$ 12,936,250

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2021.

REIT	- Real Estate Investment Trust

See accompanying notes which are an integral part of these schedules of investments.

DANA EPIPHANY ESG EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2021 (Unaudited)

COMMON STOCKS — 97.37%	Shares	Fair Value

Communications — 10.33%
Alphabet, Inc., Class A(a)	130	$ 237,557
Alphabet, Inc., Class C(a)	230	422,220
AT&T, Inc.	7,000	200,410
Comcast Corp., Class A	8,800	436,216
Facebook, Inc., Class A(a)	1,500	387,495
T-Mobile US, Inc.(a)	3,400	428,672
Verizon Communications, Inc.	7,600	416,100
		2,528,670
Consumer Discretionary — 12.84%
Amazon.com, Inc.(a)	210	673,302
Best Buy Co., Inc.	3,600	391,752
BorgWarner, Inc.	9,600	403,104
D.R. Horton, Inc.	5,700	437,760
Fortune Brands Home & Security, Inc.	4,500	388,125
Home Depot, Inc. (The)	1,100	297,902
McDonald's Corp.	1,500	311,760
Tractor Supply Co.	1,700	240,958
		3,144,663
Consumer Staples — 7.18%
General Mills, Inc.	6,900	400,890
Keurig Dr Pepper, Inc.	9,500	302,100
Kimberly-Clark Corp.	2,900	383,090
Mondelez International, Inc., Class A	6,900	382,536
Target Corp.	1,600	289,872
		1,758,488
Energy — 2.23%
ConocoPhillips	4,500	180,135
Pioneer Natural Resources Co.	1,800	217,620
Williams Cos., Inc. (The)	7,000	148,610
		546,365
Financials — 8.39%
American Express Co.	2,500	290,650
Bank of New York Mellon Corp. (The)	8,000	318,640
Discover Financial Services	4,800	400,992
JPMorgan Chase & Co.	3,200	411,744
Morgan Stanley	6,200	415,710
Truist Financial Corp.	4,500	215,910
		2,053,646

See accompanying notes which are an integral part of these schedules of investments.

Health Care — 13.45%
Avantor, Inc.(a)	9,000	265,410
CVS Health Corp.	6,400	458,560
Emergent BioSolutions, Inc.(a)	4,500	480,825
Encompass Health Corp.	4,600	369,840
Envista Holdings Corp.(a)	11,000	390,940
Horizon Therapeutics PLC(a)	6,100	442,128
Humana, Inc.	1,100	421,421
Zoetis, Inc.	3,000	462,750
		3,291,874
Industrials — 8.27%
Alaska Air Group, Inc.(a)	6,900	336,927
Norfolk Southern Corp.	1,600	378,592
Regal Beloit Corp.	3,400	426,632
TE Connectivity Ltd.	3,700	445,480
W.W. Grainger, Inc.	1,200	437,268
		2,024,899
Materials — 2.50%
Air Products & Chemicals, Inc.	600	160,056
Avery Dennison Corp.	1,300	196,131
Sherwin-Williams Co. (The)	370	255,966
		612,153
Real Estate — 4.16%
Alexandria Real Estate Equities, Inc.	1,200	200,532
American Tower Corp., Class A	1,000	227,360
Hannon Armstrong Sustainable Infrastructure, Inc.	7,000	414,050
Prologis, Inc.	1,700	175,440
		1,017,382
Technology — 25.37%
Accenture PLC, Class A	1,800	435,456
Akamai Technologies, Inc.(a)	2,500	277,575
Apple, Inc.	6,100	804,956
Cadence Design Systems, Inc.(a)	3,200	417,248
CDW Corp.	3,100	408,146
Cisco Systems, Inc.	4,000	178,320
Fidelity National Information Services, Inc.	3,000	370,380
Intel Corp.	2,600	144,326
Lam Research Corp.	960	464,592
MasterCard, Inc., Class A	1,100	347,919
Microchip Technology, Inc.	3,500	476,385
Microsoft Corp.	3,200	742,272
PayPal Holdings, Inc.(a)	1,500	351,465
Texas Instruments, Inc.	2,700	447,363
Visa, Inc., Class A	1,800	347,850
		6,214,253

See accompanying notes which are an integral part of these schedules of investments.

Utilities — 2.65%
Eversource Energy	3,800	332,500
NextEra Energy, Inc.	3,900	315,393
		647,893
Total Common Stocks (Cost $19,573,356)		23,840,286

MONEY MARKET FUNDS - 5.02%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01%(b)	1,228,941	1,228,941

Total Money Market Funds (Cost $1,228,941)		1,228,941

Total Investments — 102.39% (Cost $20,802,297)		25,069,227

Liabilities in Excess of Other Assets — (2.39)%		(585,462)

NET ASSETS — 100.00%		$ 24,483,765

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2021.

See accompanying notes which are an integral part of these schedules of investments.

At January 31, 2021, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Dana Large Cap Equity Fund	$ 87,540,921	$ 34,961,064	$ (431,851)	$ 34,529,213
Dana Epiphany ESG Small Cap Equity Fund	9,949,323	3,188,095	(214,448)	2,973,647
Dana Epiphany ESG Equity Fund	20,824,156	4,401,220	(156,149)	4,245,071

At January 31, 2021, the difference between book basis and tax basis unrealized appreciation for the Dana Large Cap Equity Fund, Dana Epiphany ESG Small Cap Equity Fund and Dana Epiphany ESG Equity Fund was attributable primarily to the tax deferral of losses on wash.

Dana Funds

Notes to the Schedules of Investments

January 31, 2021

(Unaudited)

The Dana Large Cap Equity Fund (the “Large Cap Fund”), the Dana Epiphany ESG Small Cap Equity Fund (the “Epiphany ESG Small Cap Fund”), and the Dana Epiphany ESG Equity Fund (the “Epiphany ESG Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds may hold Real Estate Investment Trusts ("REITs"), which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the REIT's underlying taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from REITs that represent a return of capital or capital gains are recorded as a reduction of the cost of the REITs or as a realized gain, respectively.

Securities Valuation and Fair Value Measurements – The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, a Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”). These securities are categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s valuation policies, Dana Investment Advisors, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2021:

Large Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 120,290,283	$ -	$ -	$ 120,290,283
Money Market Funds	1,779,851	-	-	1,779,851
Total	$ 122,070,134	$ -	$ -	$ 122,070,134

Epiphany ESG Small Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 12,681,557	$ -	$ -	$ 12,681,557
Money Market Funds	241,413	-	-	241,413
Total	$ 12,922,970	$ -	$ -	$ 12,922,970

Epiphany ESG Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 23,840,286	$ -	$ -	$ 23,840,286
Money Market Funds	1,228,941	-	-	1,228,941
Total	$ 25,069,227	$ -	$ -	$ 25,069,227

*Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.